Label	Element	Value
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.60%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)
Pacer Swan SOS Moderate (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.00%
Pacer Swan SOS Moderate (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.90%)
Pacer Swan SOS Moderate (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%